Cash and cash equivalents (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash deposits	$ 389.6	$ 60.3
Term deposits	9.3	9.4
Cash and cash equivalents	398.9	69.7	$ 72.1	$ 511.1
Proceeds from borrowings, classified as financing activities	435.0	237.0
Credit Facility
Proceeds from borrowings, classified as financing activities	275.0	$ 210.0
Credit Facility | Marcellus Shale Royalties Pennsylvania
Proceeds from borrowings, classified as financing activities	$ 275.0